AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT - Intangible Assets and Liabilities Subject to Amortization (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 604,467	$ 603,674
Accumulated amortization	(192,689)	(182,222)
Net	$ 411,778	$ 421,452
Favorable gas gathering contracts
Finite Lived Intangible Assets [Line Items]
Useful lives (In years)	18 years 8 months 12 days	18 years 8 months 12 days
Gross carrying amount	$ 24,195	$ 24,195
Accumulated amortization	(11,184)	(10,795)
Net	$ 13,011	$ 13,400
Contract intangibles
Finite Lived Intangible Assets [Line Items]
Useful lives (In years)	12 years 6 months	12 years 6 months
Gross carrying amount	$ 426,464	$ 426,464
Accumulated amortization	(155,019)	(146,468)
Net	$ 271,445	$ 279,996
Rights-of-way
Finite Lived Intangible Assets [Line Items]
Useful lives (In years)	26 years 1 month 6 days	26 years 1 month 6 days
Gross carrying amount	$ 153,808	$ 153,015
Accumulated amortization	(26,486)	(24,959)
Net	$ 127,322	$ 128,056
Unfavorable Gas Gathering Contract
Finite Lived Intangible Assets [Line Items]
Useful lives (In years)	10 years	10 years
Gross carrying amount	$ 10,962	$ 10,962
Accumulated amortization	(7,456)	(6,916)
Net	$ 3,506	$ 4,046